Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Standards, interpretations and amendments to published standards
During the financial year, the following new and revised accounting standards, amendments to standards and new interpretations were adopted by the Group:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance

Interest Rate Benchmark Reform Phase 2 – Amendments to
IFRS 9 Financial Instruments,
IAS 39 Financial Instruments: Recognition and Measurement,
IFRS 7 Financial Instruments Disclosure, IFRS 4 Insurance Contracts and
IFRS 16 Leases
Amendments
•In August 2020, the IASB made amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments Disclosure, IFRS 4 Insurance Contracts and IFRS 16 Leases to address the issues that arise during the reform of an interest rate benchmark rate, including the replacement of one benchmark with an alternative one;
•The Phase 2 amendments provide the following reliefs:
–When changing the basis for determining contractual cash flows for financial assets and liabilities (including lease liabilities), the reliefs have the effect that the changes, that are necessary as a direct consequence of IBOR reform and which are considered economically equivalent, will not result in an immediate gain or loss in the income statement; and
–The hedge accounting reliefs will allow most IAS 39 or IFRS 9 hedge relationships that are directly affected by IBOR reform to continue. However, additional ineffectiveness might need to be recorded.
•Affected entities need to disclose information about the nature and extent of risks arising from IBOR reform to which the entity is exposed, how the entity manages those risks, and the entity’s progress in completing the transition to alternative benchmark rates and how it is managing that transition; and
•The Group adopted the amendments on 1 January 2021.
No impact, apart from additional disclosure on page 213.
1.BASIS OF PREPARATION continued

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance

IFRS 16 Leases	Amendments
•As a result of the Covid-19 pandemic, rent concessions have been granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments;
•The amendment to IFRS 16 provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted;
•Entities applying the practical expedients must disclose this fact, whether the expedient has been applied to all qualifying rent concessions or, if not, information about the nature of the contracts to which it has been applied, as well as the amount recognised in profit or loss arising from the rent concessions; and
•The Group adopted the revised Framework on 1 June 2021.
No impact

Standards, interpretations and amendments to published standards that are not yet effective
These standards, amendments and interpretations that are relevant to the Group are:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Effective date

IFRS 17 Insurance Contracts	New Standard
•IFRS 17 supersedes IFRS 4 Insurance Contracts and aims to increase comparability and transparency about profitability. The new standard introduces a new comprehensive model (“general model”) for the recognition and measurement of liabilities arising from insurance contracts;
•In addition, it includes a simplified approach and modifications to the general measurement model that can be applied in certain circumstances and to specific contracts, such as:
–Reinsurance contracts held;
–Direct participating contracts; and
–Investment contracts with discretionary participation features.
•Under the new standard, investment components are excluded from insurance revenue and service expenses. Entities can also choose to present the effect of changes in discount rates and other financial risks in profit or loss or OCI;
•The new standard includes various new disclosures and requires additional granularity in disclosures to assist users to assess the effects of insurance contracts on the entity’s financial statements; and
•The standard is not expected to have a material impact on the Group.
1 January 2023
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors	Amendment
•This amendment to IAS 8 clarifies how companies should distinguish between changes in accounting policies and changes in accounting estimates; and
•The amendment is not expected to have a material impact on the Group.
1 January 2023
Accounting policies continued

1.BASIS OF PREPARATION continued

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Effective date

IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2	Amendments
•This amendment to IAS 1 requires companies to disclose their material accounting policy information rather than their significant accounting policies;
•This amendment also provides a definition of material accounting policy information;
•Further, the amendment clarifies that immaterial accounting policy information need not be disclosed;
•To support this amendment, the Board also amended IFRS Practice Statement 2 Making Materiality Judgements, to provide guidance on how to apply the concept of materiality to accounting policy disclosures; and
•The amendment is not expected to have a material impact on the Group.
1 January 2023
IAS 1 Presentation of Financial Statements	Amendments
•The amendments to IAS 1 clarify that liabilities are classified as either current or noncurrent, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date;
•The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability; and
•The amendments are not expected to have a material impact on the Group.
1 January 2023 (possibly deferred to 1 January 2024)
IAS 16 Property, plant and equipment	Amendment
•The amendment to IAS 16 prohibits an entity from deducting from the cost of an item of property, plant and equipment any proceeds received from selling items produced while the entity is preparing the asset for its intended use;
•It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment;
•The Group is in the process of evaluating whether the amendment to IAS 16 will have an impact on the Group and will provide more detailed disclosure on the impact in future financial statements. This may have an impact on the Salares Norte mine which is planned to reach commercial levels of production in 2023; and
•Prior year balances will not be impacted because Gruyere reached commercial levels of production before the last comparative period presented.
1 January 2022
IFRS 3 Business Combinations	Amendment
•The amendments to IFRS 3 Business Combinations updates the references to the Conceptual Framework for Financial Reporting and adds an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies;
•The amendments also confirm that contingent assets should not be recognised at the acquisition date; and
•The amendments will not have a material impact on the Group.
1 January 2022
1.BASIS OF PREPARATION continued

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Effective date

IAS 37 Provisions, Contingent Liabilities and Contingent Assets	Amendment
•The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, the entity recognises any impairment loss that has occurred on assets used in fulfilling the contract; and
•The amendment will not have a material impact on the Group.
1 January 2022
Annual Improvements	Amendment
The following improvements were finalised:
•IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities;
•IFRS 16 Leases – amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives;
•IFRS 1 First-time Adoption of International Financial Reporting Standards – allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent’s books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption; and
•The annual improvements will not have a material Impact on the Group.
1 January 2022
IAS 12 Income Taxes	Amendment
•The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities;
•The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:
–Right-of-use assets and lease liabilities; and
–Decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.
•The cumulative effect of recognising these adjustments is recognised in retained earnings, or another component of equity, as appropriate; and
•The amendment will not have a material impact as the Group already accounts for deferred taxation in such a manner.
1 January 2023
*Effective date refers to annual period beginning on or after said date.
Summary of significant assumptions used in group's impairment assessments (FVLCOD calculations)
Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2021	2020	2019

US$ Gold price per ounce – year 1	US$1,750	US$1,600	US$1,500
US$ Gold price per ounce – year 2	US$1,700	US$1,700	US$1,400
US$ Gold price per ounce – year 3	US$1,600	US$1,600	US$1,400
US$ Gold price per ounce – year 4 onwards	US$1,550	US$1,500	US$1,350
Rand Gold price per kilogram – year 1	US$875,000	US$900,000	US$700,000
Rand Gold price per kilogram – year 2	US$870,000	US$850,000	US$650,000
Rand Gold price per kilogram – year 3	US$810,000	US$800,000	US$650,000
Rand Gold price per kilogram – year 4 onwards	US$780,000	US$750,000	US$630,000
A$ Gold price per ounce – year 1	US$2,400	US$2,190	US$2,150
A$ Gold price per ounce – year 2	US$2,300	US$2,300	US$1,970
A$ Gold price per ounce – year 3	US$2,150	US$2,200	US$1,970
A$ Gold price per ounce – year 4 onwards	US$2,070	US$2,000	US$1,850
US$ Copper price per tonne – year 1	US$8,700	US$5,797	US$5,730
US$ Copper price per tonne – year 2	US$8,000	US$6,612	US$6,612
US$ Copper price per tonne – year 3	US$7,700	US$6,612	US$6,612
US$ Copper price per tonne – year 4 onwards	US$7,500	US$6,612	US$6,612
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
•South Africa (with infrastructure)	—	US$6	US$16
•Ghana (with infrastructure)	US$187	US$76	US$70
•Peru (with infrastructure)	US$10	US$34	US$34
•Australia (with infrastructure)[1]	—	US$88	US$77
•Chile (without infrastructure)	US$70	US$4	—
Discount rates
•South Africa – nominal	14.3%	14.5%	14.1%
•Ghana – real	8.3%	8.4%	8.5%
•Peru – real	4.8%	4.5%	5.0%
•Australia – real	3.8%	3.5%	3.5%
•Chile – real	5.9%	6.0%	0
Inflation rate – South Africa[2]	5.4%	5.4%	5.4%
Life-of-mine
•South Deep	80 years	86 years	75 years
•Tarkwa	14 years	14 years	14 years
•Damang	4 years	5 years	6 years
•Cerro Corona	9 years	10 years	13 years
•St Ives	9 years	8 years	9 years
•Agnew	6 years	5 years	4 years
•Granny Smith	11 years	10 years	13 years
•Gruyere	12 years	9 years	11 years
•Salares Norte	11 years	12 years	—
Long-term exchange rates
US$/ZAR – year 1	15.55	17.50	14.50
US$/ZAR – year 2	15.92	15.55	14.50
US$/ZAR – year 3	15.75	15.55	14.50
US$/ZAR – year 4 onwards	15.65	15.55	14.50
A$/US$ – year 1	0.75	0.76	0.70
A$/US$ – year 2	0.74	0.74	0.71
A$/US$ – year 3	0.73	0.73	0.71
A$/US$ – year 4 onwards	0.75	0.75	0.73
[1]Resources in Australia are modelled using the income approach and not the market approach.
[2]Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa. In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.

Summary of dey assumptions used in the income and market approach	The key assumptions used in the income and market approach are as follows:

	2021	2020

US$ Gold price per ounce – year 1 to 3	US$1,600 – US$1,750	US$1,600 – US$1,800
US$ Gold price per ounce – year 4 onwards	US$1,550	US$1,500
Resource value per ounce (with infrastructure)[1]	—	US$76
Discount rates – real	9.0%	8.4%
Life-of-mine	6 years	7 years
1 Resource value per ounce for 2021 determined using Kilburn Geoscience Rating Method. The outcome of this valuation was a value of US$40 million (US$18 million on 45% basis).
Disclosure Of Financial Assets Measurement Policy
Financial assets – Measurement policy

Financial asset category	Description

Financial assets at amortised cost	These assets are subsequently measured at amortised cost using the effective interest method. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.
Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI and are never reclassified to profit or loss.
Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.